Depreciation (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Depreciation [Abstract]
Disclosure Of Detailed Information On Depreciation [text block]
Amounts in US$ '000	2017	2016	2015
Oil and gas properties	57,725	61,080	84,849
Production facilities and machinery	14,558	10,788	15,467
Furniture, equipment and vehicles	1,948	2,702	2,850
Buildings and improvements	844	920	874
Depreciation of property, plant and equipment (a)	75,075	75,490	104,040

Related to:

Productive assets	72,283	71,868	100,316
Administrative assets	2,792	3,622	3,724
Depreciation total (a)	75,075	75,490	104,040

(a) Depreciation without considering capitalised costs for oil stock included in Inventories.